Other Assets - Schedule Of Other Assets, Noncurrent (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits		$ 1,793	$ 1,756
Other long-term assets		36	71
Total other assets	$ 1,285	$ 1,829	$ 1,827